Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 16, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information [Line Items]
Sales of metal		$ 204,525	$ 205,929	$ 230,593	$ 254,406	$ 204,564	$ 246,911	$ 343,575	$ 231,090	$ 199,624	$ 376,322	$ 458,970	$ 895,492	$ 1,021,200	$ 515,457
Production costs applicable to sales		(142,924)	(107,413)	(124,967)	(131,823)	(92,554)	(109,127)	(141,253)	(77,102)	(92,474)	(231,708)	(224,377)	(456,757)	(419,956)	(257,636)
Depreciation, depletion and amortization		(57,653)	(52,397)	(52,844)	(61,024)	(52,592)	(58,166)	(58,652)	(57,641)	(50,041)	(108,089)	(113,616)	(218,857)	(224,500)	(141,619)
Gross Profit		3,948			61,559						36,525	120,977	219,878	376,744	116,202
COSTS AND EXPENSES
Administrative and general		15,026			8,594						25,253	16,190	32,977	31,379	24,176
Exploration		6,774	6,441	6,957	6,305	6,567	7,517	4,772	4,077	2,762	13,615	12,872	26,270	19,128	14,249
Litigation Settlement		32,046			0						32,046	0
Loss on impairment		86			4,813						205	4,813	5,825	0	0
Pre-development, care, maintenance, and other		973			273						5,458	1,341	1,261	19,441	2,877
Total costs and expenses		54,905			19,985						76,577	35,216	66,333	69,948	41,302
OPERATING INCOME		(50,957)			41,574						(40,052)	85,761	153,545	306,796	74,900
OTHER INCOME AND EXPENSE
Loss on debt extinguishments	1,000												(1,036)	(5,526)	(20,300)
Fair value adjustments, net		66,754			16,039						84,550	(7,074)	(23,487)	(52,050)	(117,094)
Other than temporary impairment of marketable sec.		(17,192)			0						(17,227)	0
Interest and other income, net		419			(3,221)						4,275	1,786	14,436	(6,610)	771
Interest expense, net of capitalized interest		(10,930)			(7,557)						(20,662)	(14,227)	(26,169)	(34,774)	(30,942)
Total other income and expense, net		39,051			5,261						50,936	(19,515)	(36,256)	(98,960)	(167,565)
INCOME (LOSS) BEFORE INCOME TAXES		(11,906)			46,835						10,884	66,246	117,289	207,836	(92,665)
Income (provision) tax benefit		(23,134)			(23,862)						(33,654)	(39,298)	(68,612)	(114,337)	9,481
Income (Loss) from continuing operations			37,550	(15,821)	22,973	3,975	11,364	31,060	38,611	12,464			48,677	93,499	(83,184)
Loss from discontinued operations													0	0	(6,029)
Loss on sale of net assets of discontinued operations													0	0	(2,095)
Total income (loss) after taxes		(35,040)			22,973						(22,770)	26,948			(91,308)
Net income		(35,040)	37,550	(15,821)	22,973	3,975	11,364	31,060	38,611	12,464	(22,770)	26,948	48,677	93,499	(91,308)
Parent Company [Member]
Supplemental Guarantor Financial Information [Line Items]
Depreciation, depletion and amortization		(231)			(131)						(450)	(248)	(521)	(450)	(500)
Gross Profit		(231)			(131)						(450)	(248)	(521)	(450)	(500)
COSTS AND EXPENSES
Administrative and general		12,617			7,989						22,354	15,035	30,699	28,407	23,138
Exploration		314			212						663	818	1,946	1,504	2,019
Total costs and expenses		12,931			8,201						23,017	15,853	32,645	29,911	25,157
OPERATING INCOME		(13,162)			(8,332)						(23,467)	(16,101)	(33,166)	(30,361)	(25,657)
OTHER INCOME AND EXPENSE
Loss on debt extinguishments														(5,526)	(20,300)
Fair value adjustments, net		(662)			(254)						(1,522)	2,795	3,477	(3,566)	(4,605)
Other than temporary impairment of marketable sec.		(17,192)									(17,227)
Interest and other income, net		1,309			2,176						2,208	3,670	5,135	8,871	10,577
Interest expense, net of capitalized interest		(6,623)			(940)						(12,320)	(1,901)	(4,158)	(6,328)	(7,368)
Total other income and expense, net		(23,168)			982						(28,861)	4,564	4,454	(6,549)	(21,696)
INCOME (LOSS) BEFORE INCOME TAXES		(36,330)			(7,350)						(52,328)	(11,537)	(28,712)	(36,910)	(47,353)
Income (provision) tax benefit		(824)			(388)						(3,310)	(3,524)	(3,844)	(20,904)	16,367
Income (Loss) from continuing operations													(32,556)	(57,814)	(30,986)
Loss on sale of net assets of discontinued operations															(2,090)
Total income (loss) after taxes		(37,154)			(7,738)						(55,638)	(15,061)			(33,076)
Equity income (loss) in consolidated subsidiaries		2,114			30,711						32,868	42,009	81,229	151,313	(58,232)
Net income		(35,040)			22,973						(22,770)	26,948	48,673	93,499	(91,308)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Sales of metal		65,754			55,277						144,502	84,412	243,380	208,517	77,951
Production costs applicable to sales		(53,207)			(36,857)						(98,274)	(63,513)	(161,346)	(129,929)	(38,803)
Depreciation, depletion and amortization		(15,589)			(11,780)						(31,160)	(20,026)	(49,750)	(38,670)	(19,448)
Gross Profit		(3,042)			6,640						15,068	873	32,284	39,918	19,700
COSTS AND EXPENSES
Administrative and general		1,375			432						1,542	766	1,101	937	112
Exploration		1,398			1,782						2,862	2,941	7,930	3,754	1,249
Litigation Settlement		32,046									32,046
Pre-development, care, maintenance, and other		698			276						698	1,303	(362)	19,311	2,000
Total costs and expenses		35,517			2,490						37,148	5,010	8,669	24,002	3,361
OPERATING INCOME		(38,559)			4,150						(22,080)	(4,137)	23,615	15,916	16,339
OTHER INCOME AND EXPENSE
Loss on debt extinguishments													(1,036)
Fair value adjustments, net		6,350			2,187						10,577	1,636	4,089	(8,438)	(13,783)
Interest and other income, net		241			325						475	784	861	1,170	1,216
Interest expense, net of capitalized interest		(100)			(908)						(364)	(1,808)	(2,997)	(4,910)	(1,591)
Total other income and expense, net		6,491			1,604						10,688	612	917	(12,178)	(14,158)
INCOME (LOSS) BEFORE INCOME TAXES		(32,068)			5,754						(11,392)	(3,525)	24,532	3,738	2,181
Income (provision) tax benefit		(191)									(246)		(735)	(31)	(8)
Income (Loss) from continuing operations													23,797	3,707	2,173
Loss on sale of net assets of discontinued operations															(5)
Total income (loss) after taxes		(32,259)			5,754						(11,638)	(3,525)			2,168
Net income		(32,259)			5,754						(11,638)	(3,525)	23,797	3,707	2,168
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Sales of metal		138,771			199,129						231,820	374,558	652,112	812,683	437,506
Production costs applicable to sales		(89,717)			(94,966)						(133,434)	(160,864)	(295,411)	(290,027)	(218,833)
Depreciation, depletion and amortization		(41,833)			(49,113)						(76,479)	(93,342)	(168,586)	(185,380)	(121,671)
Gross Profit		7,221			55,050						21,907	120,352	188,115	337,276	97,002
COSTS AND EXPENSES
Administrative and general		1,034			173						1,357	389	1,177	2,035	926
Exploration		5,062			4,311						10,090	9,113	16,394	13,870	10,981
Loss on impairment		86			4,813						205	4,813	5,825
Pre-development, care, maintenance, and other		275			(3)						4,760	38	1,623	130	877
Total costs and expenses		6,457			9,294						16,412	14,353	25,019	16,035	12,784
OPERATING INCOME		764			45,756						5,495	105,999	163,096	321,241	84,218
OTHER INCOME AND EXPENSE
Fair value adjustments, net		61,066			14,106						75,495	(11,505)	(31,053)	(40,046)	(98,706)
Interest and other income, net		(247)			(4,495)						3,316	199	13,073	(7,372)	(906)
Interest expense, net of capitalized interest		(5,091)			(6,936)						(9,702)	(13,385)	(23,647)	(32,815)	(32,444)
Total other income and expense, net		55,728			2,675						69,109	(24,691)	(41,627)	(80,233)	(132,056)
INCOME (LOSS) BEFORE INCOME TAXES		56,492			48,431						74,604	81,308	121,469	241,008	(47,838)
Income (provision) tax benefit		(22,119)			(23,474)						(30,098)	(35,774)	(64,033)	(93,402)	(6,878)
Income (Loss) from continuing operations													57,436	147,606	(54,716)
Loss from discontinued operations															(5,684)
Total income (loss) after taxes		34,373			24,957						44,506	45,534			(60,400)
Net income		34,373			24,957						44,506	45,534	57,436	147,606	(60,400)
Consolidation, Eliminations [Member]
OTHER INCOME AND EXPENSE
Interest and other income, net		(884)			(1,227)						(1,724)	(2,867)	(4,633)	(9,279)	(10,116)
Interest expense, net of capitalized interest		884			1,227						1,724	2,867	4,633	9,279	10,461
Total other income and expense, net															345
INCOME (LOSS) BEFORE INCOME TAXES															345
Income (Loss) from continuing operations															345
Loss from discontinued operations															(345)
Equity income (loss) in consolidated subsidiaries		(2,114)			(30,711)						(32,868)	(42,009)	(81,229)	(151,313)	58,232
Net income		$ (2,114)			$ (30,711)						$ (32,868)	$ (42,009)	$ (81,229)	$ (151,313)	$ 58,232